Financial Instruments and Financial Risk Management - Summary of Derivatives Not Designated as Hedging Instruments and Embedded Derivatives (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	$ 323	$ 109
Swap contract | Zinc
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	17	12
Swap contract | Lead
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	4	(5)
Settlement receivables and payables (Note 8)
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	442	47
Embedded Derivatives | Zinc
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	(28)	(1)
Embedded Derivatives | Gold
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	(8)	28
Embedded Derivatives | Silver
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	(7)	28
Variable consideration
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments	$ (97)	$ 0